Extreme Home Staging, Inc.
500 North Dearborn Street, Suite 605
Chicago, Il  60654

June 10, 2010

US Securities & Exchange Commission
100 F Street N.E.
Washington, DC 20548

Attention:  Lisa Sellers
                  Division of Corporation Finance

RE:  Extreme Home Staging, Inc. Form 8K Filed June 7, 2010

Dear Ms. Sellers:

We are in receipt of your comment letter dated June 10, 2010.  We revised the 8K form to address your comments in your letter to us.  A copy of the revised 8K form is filed  herewith.

Furthermore, we hereby acknowledge:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	The Company may not assert staff comments as a defense in any proceeding initiated by the commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Marckensie Theresias